Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 15: - BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related party balances

					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2016		2017		2017
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	318	805	425	827	123	238

	318	805	425	827	123	238

b.	The directors and senior managers of the Company are entitled, in addition to salary, to non-cash benefits (such as a car, medical insurance, etc.).

Benefits for employment of key management personnel (including directors) employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2015		2016		2017		2017
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits (includes Company's CEO in 2015, 2016 and 2017)	5	3,423	7	6,040	5	7,816	2,254

c.	Benefits for employment of key management personnel (including directors) that are not employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2015		2016		2017		2017
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Key management personnel and related parties	2	444	-	-	-	-	-
Directors' fees	5	477	5	513	8	682	197

	7	921	5	513	8	682	197

d.	Transactions with related parties:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2015		2016		2017		2017
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	713	1,422	1,063	1,544	634	2,661	183	767
General and administrative expenses	921	811	2,317	1,116	2,014	2,507	581	724

	1,634	2,233	3,380	2,660	2,648	5,168	764	1,491